Summary of Significant Accounting Policies (Details) - Schedule of the numerator and denominator used in the basic and diluted earnings per share - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Numerator:
Net income (loss) (in Dollars)	$ 6,385,119	$ (633,795)	$ 3,588,430	$ (2,316,703)
Denominator:
Weighted-average shares of common stock	98,636,970	84,416,681	93,594,877	59,512,252
Dilutive effect of convertible instruments	1,056,513		1,056,513
Diluted weighted-average of common stock	99,693,483	41,653,825	94,651,390	80,631,207
Net income (loss) per common share from:
Basic (in Dollars per share)	$ 0.06	$ (0.01)	$ 0.04	$ (0.04)
Diluted (in Dollars per share)	$ 0.06	$ (0.01)	$ 0.04	$ (0.04)